Consolidated Cash Flow Statement (Parenthetical) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($) vessel		Jun. 30, 2023 USD ($) vessel		Dec. 31, 2023 USD ($) vessel
Disclosure of classes of share capital [line items]
Capital increase	$ 227.8	[1]	$ 54.7	[2]	$ 92.7
Amount of non cash share issue	$ 217.2		$ 48.5		$ 86.5
Number of vessels acquired | vessel	11		3		5

[1]	¹⁾ During the period, share capital was increased by USD 227.8m in total including an USD 217.2m non-cash share issue in relation to purchase of 11 vessels.
²⁾ The Share premium reserve was reduced by USD 320.0m, as decided at the Annual General Meeting on 11 April 2024 and subsequent court approval, in order to create further distributable reserves to support: (i) the future payment by the Company of dividends to its shareholders; and (ii) share buy-backs should circumstances dictate it desirable.

[2]	¹⁾ During the period, the share capital was increased by USD 54.7m in total including an USD 48.5 m non-cash share issue in relation to purchase of three vessels.